EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated October 13, 2017, for Class S of Mid Cap Growth Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on October 13, 2017 (Accession No. 0000898432-17-000981).